MainStay Indexed Bond Fund
MainStay Indexed Bond Fund

MAINSTAY FUNDS TRUST

MainStay Indexed Bond Fund

(the “Fund”)

Supplement dated October 4, 2019 (“Supplement”)

to the Summary Prospectus and Prospectus, each dated February 28, 2019, as supplemented, and Statement of Additional Information, dated February 28, 2019, as supplemented and amended (“SAI”)

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on October 1-3, 2019, the Board of Trustees of MainStay Funds Trust considered and approved, among other related proposals: (i) changing the Fund’s name; (ii) changing the Fund’s investment objective; (iii) modifying the Fund’s principal investment strategies and principal risks; (iv) changing the Fund’s primary benchmark; and (v) modifying the Fund’s non-fundamental “names rule” investment policy. As a result of these changes, the Fund will no longer operate as an index fund effective December 5, 2019.

As a result, the following changes are effective on December 5, 2019:

1.	Name Change. The name of the Fund is changed to MainStay Short Term Bond Fund.

2.	Investment Objective. The investment objective of the Fund is revised to read as follows:
The Fund seeks current income consistent with capital preservation.
3.	Principal Investment Strategies. The principal investment strategies section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in debt securities.

Under normal circumstances, the Fund invests at least 80% of net assets in investment grade quality bonds of various types as rated by a nationally recognized statistical rating organization (“NRSRO”) (such bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by NYL Investors LLC, the Fund’s Subadvisor. The Fund may invest up to 20% of its net assets in bonds rated below investment grade by a NRSRO, commonly referred to as “high yield” or “junk” bonds.

The Fund's principal investments include investment grade corporate credit and securitized assets, including structured credit, collateralized loan obligations, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may also invest in futures to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: NYL Investors LLC, the Fund’s Subadvisor, seeks to generate consistent, risk-adjusted excess returns by conducting bottom-up fundamental research as the basis for investment selection.

Core to the team’s objective is capital preservation through loss-avoidance by constructing a well-diversified portfolio with a long-term focus. Underlying investment opportunities are based on the financial condition and competitiveness of individual companies. The Subadvisor also invests in companies with a high margin of safety that are leaders in industries with high barriers to entry.

NYL Investors prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, NYL Investors attempts to control risk and limit defaults.

4.	Principal Risks: The principal risks section of the Summary Prospectus and Prospectus is revised as follows:

a.	Remove the following risks:

i.	Correlation Risk

ii.	Foreign Securities Risk

iii.	Index Strategy Risk

b.	Add the following risks:

i.	High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

ii.	Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

7.	Past Performance. The following changes are made to this section of the Summary Prospectus and Prospectus:

a.       The first and second paragraphs are deleted in their entirety and replaced with the following:

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index as its primary benchmark as a replacement for the Bloomberg Barclays U.S. Aggregate Bond Index because it believes that the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is more reflective of its current investment style. The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index comprised of investment grade, U.S. dollar denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund modified its investment objective, investment process, principal investment strategies and principal risks on December 5, 2019. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the bar chart and table prior to that date reflects the Fund’s investment objective, investment process, principal investment strategies and principal risks. Please visit nylinvestments.com/funds for more recent performance information.

b. The Average Annual Total Returns table is deleted in its entirety and replaced with the following:

As of September 30, 2019, the Class I shares of the Fund had a year to date return of 8.33%.
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Returns - MainStay Indexed Bond Fund	1 Year	5 Years	10 Years	Inception Date
Class I	(0.57%)	2.11%	3.04%	Jan. 02, 1991
Class A	(3.79%)	1.18%	2.38%	Jan. 02, 2004
Investor Class	(4.08%)	0.97%	2.21%	Feb. 28, 2008
After Taxes on Distributions | Class I	(1.64%)	0.84%	1.70%
After Taxes on Distributions and Sale of Fund Shares | Class I	(0.33%)	1.10%	1.88%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	1.60%	1.03%	1.52%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	0.01%	2.52%	3.48%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.